STATEMENT OF INVESTMENTS
BNY Mellon Connecticut Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Connecticut - 97.5%
Connecticut, GO, Ser. A	5.00	3/1/2026	5,000,000		5,760,050
Connecticut, GO, Ser. A	5.00	10/15/2025	1,645,000		1,880,909
Connecticut, GO, Ser. D	5.00	11/1/2031	2,500,000		2,675,250
Connecticut, GO, Ser. D	5.00	11/1/2027	5,000,000		5,386,500
Connecticut, GO, Ser. D	5.00	11/1/2028	5,000,000		5,379,600
Connecticut, Revenue Bonds (Transportation Infrastructure) Ser. A	4.00	9/1/2035	5,000,000		5,469,500
Connecticut, Revenue Bonds (Transportation Infrastructure) Ser. A	5.00	8/1/2034	3,000,000		3,486,270
Connecticut Bradley International Airport, Revenue Bonds, Ser. A	5.00	7/1/2049	2,500,000		2,966,750
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bonds) Ser. A	4.00	2/1/2035	2,125,000		2,434,846
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bonds) Ser. A	5.00	3/1/2029	2,500,000		2,982,775
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	4,500,000		4,765,860
Connecticut Development Authority, Revenue Bonds, Refunding (The Connecticut Light and Power Company Project) Ser. A	4.38	9/1/2028	3,900,000		4,113,564
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Ascension Health Senior Credit Group)	5.00	11/15/2040	7,500,000		7,576,200
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Inc. Project) Ser. A	5.00	9/1/2046	1,000,000	[a]	1,061,730
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Inc. Project) Ser. A	5.00	9/1/2053	1,500,000	[a]	1,585,965
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2040	4,020,000		4,620,709

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Connecticut - 97.5% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000	1,153,800
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000	2,787,900
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. E	5.00	7/1/2027	3,265,000	3,754,293
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Loomis Institute) (Insured; American Municipal Bond Assurance Corp.) Ser. F	5.25	7/1/2028	1,760,000	2,274,166
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,000,000	2,093,640
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Western Connecticut Health) Ser. M	5.38	7/1/2041	1,000,000	1,059,800
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Bridgeport Hospital) Ser. D	5.00	7/1/2025	3,625,000	3,995,004
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	2,146,180
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	5.00	7/1/2032	1,000,000	1,201,100
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford HealthCare) Ser. A	5.00	7/1/2041	2,000,000	2,109,480
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford HealthCare) Ser. A	5.00	7/1/2032	1,000,000	1,064,260
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000	3,380,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Connecticut - 97.5% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000	5,721,600
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	232,944
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I	5.00	7/1/2042	2,000,000	2,347,560
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (State Supported Child Care)	5.00	7/1/2025	1,490,000	1,589,606
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	9,007,227
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. I	5.00	7/1/2030	6,750,000	6,955,402
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp Obligated Group)	5.00	12/1/2045	7,500,000	8,682,450
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven)	5.00	7/1/2036	1,000,000	1,177,660
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale New Haven Health) Ser. E	5.00	7/1/2027	3,960,000	4,630,666
Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2021	1,450,000	1,557,749
Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2022	1,400,000	1,545,208
Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2023	1,400,000	1,584,044
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	5,470,000	5,881,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Connecticut - 97.5% (continued)
Connecticut Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,000,000		3,309,000
Connecticut Transmission Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2042	3,000,000		3,228,810
Eastern Resource Recovery Authority, Revenue Bonds (Wheelabrator Lisbon Project) Ser. A	5.50	1/1/2020	1,670,000		1,697,238
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,082
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2029	1,500,000		1,736,820
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2026	700,000		819,805
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2027	1,250,000		1,456,662
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,467,600
New Britain, GO, Refunding (Insured; Assured Guaranty Corp.)	5.00	4/1/2024	3,600,000		4,012,740
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000		714,463
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2027	750,000		875,123
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding	5.00	8/1/2039	1,500,000		1,703,805
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding	5.00	8/1/2022	1,370,000	[b]	1,523,673
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding	5.00	8/1/2022	1,500,000	[b]	1,668,255
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000		4,048,498
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000		4,119,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Connecticut - 97.5% (continued)
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,963,560
The Metropolitan District, Revenue Bonds, Refunding (Clean Water Project) Ser. A	5.00	11/1/2042	2,000,000	2,279,480
The Metropolitan District, GO (The Metropolitan District) Ser. A	4.00	7/15/2035	1,275,000	1,441,566
The Metropolitan District, GO, Refunding (The Metropolitan District)	5.00	7/15/2034	2,065,000	2,533,218
The Metropolitan District, Revenue Bonds, Refunding (The Metropolitan District) Ser. A	5.00	4/1/2031	3,510,000	3,816,072
University of Connecticut, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2024	5,000,000	5,583,200
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,869,960
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,953,925
				201,927,958
U.S. Related - 1.6%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	12,000,000	[c] 1,674,600
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,500,000	1,664,640
				3,339,240
Total Investments (cost $195,777,215)			99.1%	205,267,198
Cash and Receivables (Net)			0.9%	1,880,202
Net Assets			100.0%	207,147,400

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $7,115,295 or 3.43% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Connecticut Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	205,267,198	-	205,267,198

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2019, accumulated net unrealized appreciation on investments was $9,489,983, consisting of $9,615,426 gross unrealized appreciation and $125,443 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.